LEASE LIABILITIES Lease Terms (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Bottom of range
Additional information about leasing activities
Lease liability contract term	1 month
Buildings | Top of range
Additional information about leasing activities
Lease liability contract term	180 months
Buildings | Weighted average
Additional information about leasing activities
Lease liability contract term	59 months
Manufacturing equipment | Bottom of range
Additional information about leasing activities
Lease liability contract term	3 months
Manufacturing equipment | Top of range
Additional information about leasing activities
Lease liability contract term	109 months
Manufacturing equipment | Weighted average
Additional information about leasing activities
Lease liability contract term	31 months
Furniture, office equipment and other | Bottom of range
Additional information about leasing activities
Lease liability contract term	1 month
Furniture, office equipment and other | Top of range
Additional information about leasing activities
Lease liability contract term	46 months
Furniture, office equipment and other | Weighted average
Additional information about leasing activities
Lease liability contract term	13 months